SUBSEQUENT EVENTS (Details) - Subsequent Event - USD ($)	Jan. 19, 2023	Oct. 13, 2022	Jan. 31, 2023	Jan. 03, 2023
SUBSEQUENT EVENTS
Principal amount of debt			$ 165,000
Sponsor
SUBSEQUENT EVENTS
Principal amount of debt	$ 165,000
Aggregate principal amount	$ 990,000
Unsecured promissory note | January 2023 Note
SUBSEQUENT EVENTS
Principal amount of debt			$ 300,000
Trust amount				$ 500,000
Zoomcar Inc
SUBSEQUENT EVENTS
Aggregate investment amount		$ 10,000,000
Cash		350,000,000
Maximum private debt and equity financing		$ 40,000,000
Conversion ratio		$ 10.00